Investments in Unconsolidated Affiliates (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Equity method investment:
Equity in income (loss) from operating subsidiaries, net of tax	$ 5,973		$ 5,973
Hidroelectica Los Nihuiles S.A. [Member]
Equity method investment:
Equity method investment	3,067	[1]	3,067	[1]
Equity interest in affiliate (in hundredths)	9.75%	[1]	51.00%
Hidroelectica Diamante S.A. [Member]
Equity method investment:
Equity method investment	$ 2,906	[2]	$ 2,906	[2]
Equity interest in affiliate (in hundredths)	8.40%	[2]	59.00%

[1]	This entity owns a 51% interest in Hidroelectrica Los Nihuiles S.A., which is a hydroelectric company in Argentina.
[2]	This entity owns a 59% interest in Hidroelectrica Diamante S.A., which is a hydroelectric company in Argentina.